Regulatory Capital Requirements [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Risk-adjusted Capital Amounts and Ratios, Japan [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2014:
Total capital (to risk-weighted assets):
MUFG	¥15,394,342	15.53%	¥7,926,746	8.00%
BTMU	12,256,176	15.57	6,294,248	8.00
MUTB	2,057,338	18.38	895,051	8.00
Tier1 capital (to risk-weighted assets):
MUFG	12,341,870	12.45	5,449,638	5.50
BTMU	9,611,553	12.21	4,327,295	5.50
MUTB	1,652,410	14.76	615,347	5.50
Common Equity Tier1 capital (to risk-weighted assets):
MUFG	11,153,032	11.25	3,963,373	4.00
BTMU	8,696,589	11.05	3,147,124	4.00
MUTB	1,590,690	14.21	447,525	4.00
At March 31, 2015:
Total capital (to risk-weighted assets):
MUFG	¥17,552,332	15.68%	¥8,952,125	8.00%
BTMU	13,730,706	15.61	7,034,576	8.00
MUTB	2,336,773	19.15	975,763	8.00
Tier1 capital (to risk-weighted assets):
MUFG	14,130,341	12.62	6,714,094	6.00
BTMU	10,848,856	12.33	5,275,932	6.00
MUTB	1,861,451	15.26	731,822	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG	12,466,619	11.14	5,035,570	4.50
BTMU	9,571,860	10.88	3,956,949	4.50
MUTB	1,793,578	14.70	548,867	4.50
Stand-alone:
At March 31, 2014:
Total capital (to risk-weighted assets):
BTMU	¥11,582,199	17.52%	¥5,287,273	8.00%
MUTB	2,068,948	18.51	893,909	8.00
Tier1 capital (to risk-weighted assets):
BTMU	9,087,335	13.74	3,635,000	5.50
MUTB	1,606,684	14.37	614,563	5.50
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	7,854,651	11.88	2,643,636	4.00
MUTB	1,533,733	13.72	446,955	4.00
At March 31, 2015:
Total capital (to risk-weighted assets):
BTMU	¥12,466,987	17.23%	¥5,785,339	8.00%
MUTB	2,318,909	19.16	967,936	8.00
Tier1 capital (to risk-weighted assets):
BTMU	9,791,887	13.54	4,339,004	6.00
MUTB	1,803,581	14.90	725,952	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	8,611,200	11.90	3,254,253	4.50
MUTB	1,736,419	14.35	544,464	4.50

Risk-adjusted Capital Amounts and Ratios, United States of America [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2013 (U.S. Basel I):
Total capital (to risk-weighted assets)	$13,499	14.61%	$7,393	8.00%
Tier I capital (to risk-weighted assets)	11,471	12.41	3,696	4.00
Tier I capital (to quarterly average assets)(1)	11,471	11.27	4,073	4.00
At December 31, 2014 (U.S. Basel I):
Total capital (to risk-weighted assets)	$14,246	14.74%	$7,733	8.00%
Tier I capital (to risk-weighted assets)	12,367	12.79	3,867	4.00
Tier I capital (to quarterly average assets)(1)	12,367	11.25	4,396	4.00

	Actual		For capital adequacy purposes		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUB:
At December 31, 2013 (U.S. Basel I):
Total capital (to risk-weighted assets)	$12,990	14.91%	$6,970	8.00%	$8,713	10.00%
Tier I capital (to risk-weighted assets)	11,274	12.94	3,485	4.00	5,228	6.00
Tier I capital (to quarterly average assets)(1)	11,274	11.13	4,051	4.00	5,063	5.00
At December 31, 2014 (U.S. Basel III):
Total capital (to risk-weighted assets)	$13,656	14.78%	$7,389	8.00%	$9,237	10.00%
Tier I capital (to risk-weighted assets)	12,088	13.09	5,080	5.50	5,542	6.00
Tier I capital (to quarterly average assets)(1)	12,088	11.09	4,361	4.00	5,452	5.00
Common Equity Tier I capital (to risk-weighted assets)	12,087	13.09	n/a	n/a	n/a	n/a

Note:

(1)	Excludes certain intangible assets.